CAPITAL SECURITIES - Narrative (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of classes of share capital [line items]
Capital securities	$ 2,806		$ 3,033
Redemption amount	39	$ 49	38	$ 49
Capital securities | D.C. Fund
Disclosure of classes of share capital [line items]
Capital securities	56		56
BSREP II RH B LLC | Preference shares
Disclosure of classes of share capital [line items]
Capital securities	$ 0		249
Annual return payable in monthly distributions	9.00%
Rouse Properties L.P. ("Rouse") | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Capital securities	$ 142		142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) | Preference shares
Disclosure of classes of share capital [line items]
Capital securities	40		40
Brookfield DTLA Holdings LLC
Disclosure of classes of share capital [line items]
Capital securities	$ 814		$ 807